SEC Registration Nos.
Nos. 811-09877 and 333-34122

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 15          XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 17               XX

Calvert Social Index Series, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 X  Immediately upon filing pursuant to paragraph (b)

__ on, January 31, 2011 pursuant to paragraph (b)

__60 days after filing pursuant to paragraph (a)(1)

__on, [date] pursuant to paragraph (a)(1)

__75 days after filing pursuant to paragraph (a)(2)

__on, [date] pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of Post-Effective Amendment No. 12 filed on January 31, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 15th day of March 2011.

CALVERT SOCIAL INDEX SERIES, INC.

BY:
___________**_________________
Barbara Krumsiek
Senior Vice President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 15th day of March 2011, by the following persons in the capacities indicated.

Signature	Title

__________**____________ D. WAYNE SILBY	PRESIDENT AND DIRECTOR

__________**____________ JOHN G. GUFFEY, JR.	DIRECTOR

__________**____________ BARBARA J. KRUMSIEK	SENIOR VICE PRESIDENT AND DIRECTOR

__________**____________ RONALD M. WOLFSHEIMER	PRINCIPAL ACCOUNTING OFFICER

__________**____________ REBECCA L. ADAMSON	DIRECTOR

__________**____________ RICHARD L. BAIRD, JR.	DIRECTOR

__________**_____________ JOY V. JONES	DIRECTOR

__________**____________ TERRENCE J. MOLLNER	DIRECTOR

__________**____________ SYDNEY AMARA MORRIS	DIRECTOR

__________**____________ MILES DOUGLAS HARPER, III	DIRECTOR

**By:	/s/ Lancelot A. King
Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney Forms, incorporated by reference to Registrant's Post-Effective Amendment No. 12, January 31, 2011, Accession Number 0001105446-11-000001.

Calvert Social Index Series, Inc.
Post-Effective Amendment No. 17
Registration No. 333-34122
EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def